Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Property, Plant, and Equipment
The estimated useful lives of Xanadu’s property and equipment are as follows:

Computer systems and servers	3 years
Lab equipment	7 years
Test and computer equipment	7 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of lease term or estimated useful life
Property and equipment, net consisted of the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Computer systems and servers	$1,290	$1,083
Test and computer equipment	17,239	16,988
Lab equipment	9,608	9,604
Furniture and fixtures	275	286
Leasehold improvements	3,880	3,637
Total	$32,292	$31,598
Less: Accumulated depreciation	(15,022)	(13,285)
Property and equipment, net	$17,270	$18,313

Schedule of Intangible Asset, Finite-Lived

Patents	3 years
Internally developed software	5 years
External software licenses	3 years
Intangible assets, net consisted of the following as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026
	Cost	Accumulated Amortization	Net Book Value
Patents	$2,519	$(1,560)	$959
Internally developed software	7,773	(3,907)	3,866
External software licenses	263	(142)	121
Total	$10,555	$(5,609)	$4,946

	As of December 31, 2025
	Cost	Accumulated Amortization	Net Book Value
Patents	$2,226	$(1,383)	$843
Internally developed software	7,586	(3,352)	4,234
External software licenses	180	(129)	51
Total	$9,992	$(4,864)	$5,128